Long-Term Debt, Summary of Long-Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Long-Term Debt [Abstract]
Secured loan facilities	$ 177,997	$ 178,447
Less: Deferred financing costs	(907)	(942)
Total	177,090	177,505
Less-current portion	(2,683)	(718)
Long-term portion	$ 174,407	$ 176,787